Label	Element	Value
Pacific Funds ESG Core Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds ESG Core Bond
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pacific Funds ESG Core Bond – In the Principal Investment Strategies subsection, under the ESG Exclusions paragraph, part (iv) is deleted and replaced with the following:

(iv) serious human rights violations, severe environmental damage or gross corruption.